Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

Below is a summary of our related party transactions as reported on our Statements of Operations for the three months ended March 31, 2017 and 2016 (in millions):

	Three Months Ended March 31,
	2017	2016
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$331	$—

Cost of sales—affiliate
Cargo loading fees under the Terminal Use Rights Assignment and Agreement (the “TURA”)	4	—

Operating and maintenance expense—affiliate
TUA	33	—
Natural Gas Transportation Agreement	16	—
Services Agreements	10	1
Total operating and maintenance expense—affiliate	59	1

General and administrative expense—affiliate
Services Agreements	17	17

LNG Terminal-Related Agreements

Terminal Use Agreements

We have entered into a TUA with SPLNG to provide berthing for LNG vessels and for the unloading, loading, storage and regasification of LNG. We have reserved approximately 2.0 Bcf/d of regasification capacity and we are obligated to make monthly capacity payments to SPLNG aggregating approximately $250 million per year (the “TUA Fees”), continuing until at least 20 years after we deliver our first commercial cargo at the Liquefaction Project. We obtained this reserved capacity as a result of an assignment in July 2012 by Cheniere Investments of its rights, title and interest under its TUA. In connection with the assignment, we, Cheniere Investments and SPLNG also entered into the TURA pursuant to which Cheniere Investments has the right to use our reserved capacity under the TUA and has the obligation to pay the TUA Fees required by the TUA to SPLNG. Cheniere Investments’ right to use our capacity at the Sabine Pass LNG terminal and its respective percentage of TUA fees payable is reduced from 100% to zero (unless Cheniere Investments utilizes terminal use capacity after Train 4 reaches commercial operations) as each of Trains 1 through 4 reaches commercial operation. The percentage of the TUA Fees payable by Cheniere Investments and by us varies based upon the number of Trains that have reached commercial operations.  The following table shows the percentages of all TUA Fees payable to SPLNG by Cheniere Investments and us in accordance with the TURA:

Period	Percentage of TUA Fees Payable by Investments	Percentage of TUA Fees Payable by SPL
Prior to May 2016 (substantial completion of Train 1)	100%	0%
May 2016 - September 2016 (substantial completion of Train 2)	75%	25%
September 2016 - March 2017 (substantial completion of Train 3)	50%	50%
March 2017 through substantial completion of Train 4	25%	75%
After substantial completion of Train 4	0%	100%

Cheniere Partners has guaranteed our obligations under our TUA and the obligations of Cheniere Investments under the TURA. Cargo loading fees incurred under this agreement are recorded as cost of sales—affiliate, except for the portion related to commissioning activities which is capitalized as LNG terminal construction-in-process.

In connection with our TUA, we are required to pay for a portion of the cost to maintain the cryogenic readiness of the regasification facilities at the Sabine Pass LNG terminal, which is based on our approximately 41% share of the commercial LNG storage capacity at the Sabine Pass LNG terminal.

Cheniere Marketing SPA

Cheniere Marketing has entered into an SPA with us to purchase, at Cheniere Marketing’s option, any LNG produced by us in excess of that required for other customers at a price of 115% of Henry Hub plus $3.00 per MMBtu of LNG.

Cheniere Marketing Master SPA

We have entered into an agreement with Cheniere Marketing that allows us to sell and purchase LNG with Cheniere Marketing by executing and delivering confirmations under this agreement.

Commissioning Confirmation

Under the Cheniere Marketing Master SPA, we have executed a confirmation with Cheniere Marketing that obligates Cheniere Marketing in certain circumstances to buy LNG cargoes produced during the periods while Bechtel Oil, Gas and Chemicals, Inc. has control of, and is commissioning, the first four Trains of the Liquefaction Project.

Pre-commercial LNG Marketing Agreement

We have entered into an agreement with Cheniere Marketing that authorizes Cheniere Marketing to act on our behalf to market and sell certain quantities of pre-commercial LNG that has not been accepted by BG Gulf Coast LNG, LLC, one of our SPA customers. We pay a fee to Cheniere Marketing for marketing and transportation, which is based on volume sold under this agreement.

Natural Gas Transportation Agreement

To ensure we are able to transport adequate natural gas feedstock to the Sabine Pass LNG terminal, we have entered into transportation precedent and other agreements to secure firm pipeline transportation capacity with CTPL, a wholly owned subsidiary of Cheniere Partners, and third-party pipeline companies.

Services Agreements

As of March 31, 2017 and December 31, 2016, we had $51 million and $26 million of advances to affiliates, respectively, under the services agreements described below. The non-reimbursement amounts incurred under these agreements are recorded in general and administrative expense—affiliate.

Liquefaction O&M Agreement

We have entered into an operation and maintenance agreement (the “Liquefaction O&M Agreement”) with Cheniere Investments, a wholly owned subsidiary of Cheniere Partners, pursuant to which we receive all of the necessary services required to construct, operate and maintain the Liquefaction Project. Before the Liquefaction Project is operational, the services to be provided include, among other services, obtaining governmental approvals on our behalf, preparing an operating plan for certain periods, obtaining insurance, preparing staffing plans and preparing status reports. After the Liquefaction Project is operational, the services include all necessary services required to operate and maintain the Liquefaction Project. Before the Liquefaction Project is operational, in addition to reimbursement of operating expenses, we are required to pay a monthly fee equal to 0.6% of the capital expenditures incurred in the previous month. After substantial completion of each Train, for services performed while the Liquefaction Project is operational, we will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $83,333 (indexed for inflation) for services with respect to such Train.

Liquefaction MSA

We have entered into a management services agreement (the “Liquefaction MSA”) with Cheniere Terminals pursuant to which Cheniere Terminals manages the construction and operation of the Liquefaction Project, excluding those matters provided for under the Liquefaction O&M Agreement. The services include, among other services, exercising the day-to-day management of our affairs and business, managing our regulatory matters, managing bank and brokerage accounts and financial books and records of our business and operations, entering into financial derivatives on our behalf and providing contract administration services for all contracts associated with the Liquefaction Project. Under the Liquefaction MSA, we pay a monthly fee equal to 2.4% of the capital expenditures incurred in the previous month, which is recorded as general and administrative expense—affiliate on our Statements of Operations. After substantial completion of each Train, we will pay a fixed monthly fee of $541,667 (indexed for inflation) for services with respect to such Train.

Cheniere Investments Information Technology Services Agreement

Cheniere Investments has entered into an information technology services agreement with Cheniere, pursuant to which Cheniere Investment’s subsidiaries, including us, receive certain information technology services. On a quarterly basis, the various entities receiving the benefit are invoiced by Cheniere according to the cost allocation percentages set forth in the agreement. In addition, Cheniere is entitled to reimbursement for all costs incurred by Cheniere that are necessary to perform the services under the agreement.

LNG Site Sublease Agreement

We have entered into agreements with SPLNG to sublease a portion of the Sabine Pass LNG terminal site for the Liquefaction Project. The aggregate annual sublease payment is $1 million. The initial terms of the subleases expire on December 31, 2034, with options to renew for multiple 10-year extensions with similar terms as the initial terms. The annual sublease payments will be adjusted for inflation every five years based on a consumer price index, as defined in the sublease agreements.

Cooperation Agreement
We have entered into an agreement with SPLNG that allows us to retain and acquire certain rights to access the property and facilities that are owned by SPLNG for the purpose of constructing, modifying and operating the Liquefaction Project. In consideration for access given to us, we have agreed to transfer to SPLNG title of certain facilities, equipment and modifications, which SPLNG is obligated to operate and maintain. The term of this agreement is consistent with our TUA described above. Under this agreement, we conveyed to SPLNG zero and $253 million of assets during the three months ended March 31, 2017 and 2016, respectively, which have been recorded as non-cash distributions to affiliates.

Contract for Sale and Purchase of Natural Gas and LNG

We have entered into an agreement with SPLNG that allows us to sell and purchase natural gas and LNG with SPLNG. Natural gas and LNG purchased under this agreement are recorded as inventory, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.

State Tax Sharing Agreement
We have entered into a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from us under this agreement; therefore, Cheniere has not demanded any such payments from us. The agreement is effective for tax returns due on or after August 2012.

RELATED PARTY TRANSACTIONS

Below is a summary of our related party transactions as reported on our Statements of Operations for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$293,957	$—	$—

Cost of sales—affiliate
Cargo loading fees under the Terminal Use Rights Assignment and Agreement (the “TURA”)	5,264	—	—
Fees under the Pre-commercial LNG Marketing Agreement	1,490	—	—
Total cost of sales—affiliate	6,754	—	—

Operating and maintenance expense—affiliate
TUA	60,516	—	—
Natural Gas Transportation Agreement	44,656	—	—
Services Agreements	22,424	860	95
LNG Site Sublease Agreement	827	471	—
Total operating and maintenance expense—affiliate	128,423	1,331	95

Terminal use agreement maintenance expense—affiliate
TUA	208	400	387

Development expense—affiliate
Services Agreements	396	722	1,153
LNG Site Sublease Agreement	115	—	—
Total development expense—affiliate	511	722	1,153

General and administrative expense—affiliate
Services Agreements	68,070	87,425	70,553
LNG Site Sublease Agreement	—	241	482
Other agreements	—	15	30
Total general and administrative expense—affiliate	68,070	87,681	71,065

LNG Terminal-Related Agreements

Terminal Use Agreements

We have entered into a TUA with SPLNG to provide berthing for LNG vessels and for the unloading, loading, storage and regasification of LNG. We have reserved approximately 2.0 Bcf/d of regasification capacity and we are obligated to make monthly capacity payments to SPLNG aggregating approximately $250 million per year (the “TUA Fees”), continuing until at least 20 years after we deliver our first commercial cargo at the Liquefaction Project. We obtained this reserved capacity as a result of an assignment in July 2012 by Cheniere Investments of its rights, title and interest under its TUA. In connection with the assignment, we, Cheniere Investments and SPLNG also entered into the TURA pursuant to which Cheniere Investments has the right to use our reserved capacity under the TUA and has the obligation to pay the TUA Fees required by the TUA to SPLNG. Cheniere Investments’ right to use our capacity at the Sabine Pass LNG terminal will be reduced as each of Trains 1 through 4 reaches commercial operation. The percentage of the TUA Fees payable by Cheniere Investments will be reduced from 100% to zero (unless Cheniere Investments utilizes terminal use capacity after Train 4 reaches commercial operations), and the percentage of the TUA Fees payable by us will increase by the amount that Cheniere Investments’ percentage decreases. In May 2016, upon substantial completion of Train 1 of the Liquefaction Project, Cheniere Investments’ percentage of all TUA Fees payable to SPLNG was reduced from 100% to 75% and our percentage of all TUA Fees payable to SPLNG was increased from zero to 25% in accordance with the TURA. Subsequently, in September 2016, upon substantial completion of Train 2 of the Liquefaction Project, Cheniere Investments’ percentage of all TUA Fees payable to SPLNG was further reduced from 75% to 50% and our percentage of all TUA Fees payable to SPLNG was further increased from 25% to 50% in accordance with the TURA. Cheniere Partners has guaranteed our obligations under our TUA and the obligations of Cheniere Investments under the TURA. Cargo loading fees incurred under this agreement are recorded as cost of sales—affiliate, except for the portion related to commissioning activities which is capitalized as LNG terminal construction-in-process.

In connection with our TUA, we are required to pay for a portion of the cost to maintain the cryogenic readiness of the regasification facilities at the Sabine Pass LNG terminal. We are required to reimburse SPLNG for a portion of its fuel costs related to maintaining the cryogenic readiness of the Sabine Pass LNG terminal, which is recorded as terminal use agreement maintenance expense on our Statements of Operations. Our portion of the cost (including affiliate) to maintain the cryogenic readiness of the regasification facilities at the Sabine Pass LNG terminal is based on our approximately 41% share of the commercial LNG storage capacity at the Sabine Pass LNG terminal.

Cheniere Marketing SPA

Cheniere Marketing has entered into an SPA with us to purchase, at Cheniere Marketing’s option, any LNG produced by us in excess of that required for other customers at a price of 115% of Henry Hub plus $3.00 per MMBtu of LNG.

Cheniere Marketing Master SPA

In May 2015, we entered into an agreement with Cheniere Marketing that allows us to sell and purchase LNG with Cheniere Marketing by executing and delivering confirmations under this agreement.

Commissioning Confirmation

In May 2015, under the Cheniere Marketing Master SPA, we executed a confirmation with Cheniere Marketing that obligates Cheniere Marketing in certain circumstances to buy LNG cargoes produced during the periods while Bechtel Oil, Gas and Chemicals, Inc. (“Bechtel”) has control of, and is commissioning, the first four Trains of the Liquefaction Project.

Pre-commercial LNG Marketing Agreement

In May 2015, we entered into an agreement with Cheniere Marketing that authorizes Cheniere Marketing to act on our behalf to market and sell certain quantities of pre-commercial LNG that has not been accepted by BG Gulf Coast LNG, LLC, one of our SPA customers. We pay a fee to Cheniere Marketing for marketing and transportation, which is based on volume sold under this agreement.

Natural Gas Transportation Agreement

To ensure we are able to transport adequate natural gas feedstock to the Sabine Pass LNG terminal, we have entered into transportation precedent and other agreements to secure firm pipeline transportation capacity with CTPL, a wholly owned subsidiary of Cheniere Partners, and third-party pipeline companies.

Services Agreements

As of December 31, 2016 and 2015, we had $25.9 million and $28.3 million of advances to affiliates, respectively, under the services agreements described below. The non-reimbursement amounts incurred under this agreement are recorded in general and administrative expense—affiliate.

Liquefaction O&M Agreement

We have entered into an operation and maintenance agreement (the “Liquefaction O&M Agreement”) with Cheniere Investments, a wholly owned subsidiary of Cheniere Partners, pursuant to which we receive all of the necessary services required to construct, operate and maintain the Liquefaction Project. Before the Liquefaction Project is operational, the services to be provided include, among other services, obtaining governmental approvals on our behalf, preparing an operating plan for certain periods, obtaining insurance, preparing staffing plans and preparing status reports. After the Liquefaction Project is operational, the services include all necessary services required to operate and maintain the Liquefaction Project. Before the Liquefaction Project is operational, in addition to reimbursement of operating expenses, we are required to pay a monthly fee equal to 0.6% of the capital expenditures incurred in the previous month. After substantial completion of each Train, for services performed while the Liquefaction Project is operational, we will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $83,333 (indexed for inflation) for services with respect to such Train.

Liquefaction MSA

We have entered into a management services agreement (the “Liquefaction MSA”) with Cheniere Terminals pursuant to which Cheniere Terminals manages the construction and operation of the Liquefaction Project, excluding those matters provided for under the Liquefaction O&M Agreement. The services include, among other services, exercising the day-to-day management of our affairs and business, managing our regulatory matters, managing bank and brokerage accounts and financial books and records of our business and operations, entering into financial derivatives on our behalf and providing contract administration services for all contracts associated with the Liquefaction Project. Under the Liquefaction MSA, we pay a monthly fee equal to 2.4% of the capital expenditures incurred in the previous month, which is recorded as general and administrative expense—affiliate on our Statements of Operations. After substantial completion of each Train, we will pay a fixed monthly fee of $541,667 (indexed for inflation) for services with respect to such Train.

Cheniere Investments Information Technology Services Agreement

Cheniere Investments has entered into an information technology services agreement with Cheniere, pursuant to which Cheniere Investment’s subsidiaries, including us, receive certain information technology services. On a quarterly basis, the various entities receiving the benefit are invoiced by Cheniere according to the cost allocation percentages set forth in the agreement. In addition, Cheniere is entitled to reimbursement for all costs incurred by Cheniere that are necessary to perform the services under the agreement.

LNG Site Sublease Agreement

We have entered into agreements with SPLNG to sublease a portion of the Sabine Pass LNG terminal site for the Liquefaction Project. The aggregate annual sublease payment is $0.9 million, which was increased from $0.5 million during 2015. The initial terms of the subleases expire on December 31, 2034, with options to renew for multiple 10-year extensions with similar terms as the initial terms. The annual sublease payments will be adjusted for inflation every five years based on a consumer price index, as defined in the sublease agreements.

Cooperation Agreement
We have entered into an agreement with SPLNG that allows us to retain and acquire certain rights to access the property and facilities that are owned by SPLNG for the purpose of constructing, modifying and operating the Liquefaction Project. In consideration for access given to us, we have agreed to transfer to SPLNG title of certain facilities, equipment and modifications, which SPLNG is obligated to operate and maintain. The term of this agreement is consistent with our TUA described above. Under this agreement, we conveyed to SPLNG $252.8 million, $80.5 million and $0.7 million of assets during the years ended December 31, 2016, 2015 and 2014, respectively, which have been recorded as non-cash distributions to affiliates.

Interconnect Agreement
We have entered into an agreement with CTPL to construct certain interconnect facilities between a 94-mile pipeline that interconnects the Sabine Pass LNG terminal with a number of large interstate pipelines and the Liquefaction Project, with ownership and responsibility for maintenance and operation transferred to CTPL following construction. Upon completion of modifications during the third quarter of 2015, we conveyed to CTPL $10.1 million of assets under this agreement.

Contract for Sale and Purchase of Natural Gas and LNG

We have entered into an agreement with SPLNG that allows us to sell and purchase natural gas and LNG with SPLNG. Natural gas and LNG purchased under this agreement are recorded as inventory, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.

State Tax Sharing Agreement
In August 2012, we entered into a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from us under this agreement; therefore, Cheniere has not demanded any such payments from us. The agreement is effective for tax returns due on or after August 2012.